Repurchase of common stock (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan				$ 50,000
Treasury stock repurchased (in shares)	2,020,053
Treasury stock, value	$ 15,636	$ 15,636
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	0	0	0